Annual Operating Expenses {- Fidelity Small Cap Value Fund} - 07.31 Fidelity Small Cap Growth Fund & Fidelity Small Cap Value Fund Retail Combo PRO-11 - Fidelity Small Cap Value Fund - Fidelity Small Cap Value Fund
	Sep. 29, 2022
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.79%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	0.99%

[1]

(a)The management fee is comprised of a basic fee of 0.68% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the Russell 2000® Value Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.